                  CHURCHILL CASH RESERVES TRUST
                       380 Madison Avenue
                           Suite 2300
                    New York, New York 10017
                   800-952-6666 * 212-697-6666

                                                       PROSPECTUS
                                                 February 1, 1999

     Churchill Cash Reserves Trust is a mutual fund that seeks to provide safety of principal for the cash reserves of investors while achieving as high a level of current income and liquidity as possible. It seeks to obtain its objective through investments in a diversified portfolio of money market securities meeting specific high quality standards and having short maturities. Shares of the Trust may be purchased and redeemed at their next determined net asset value, which is normally the constant price of $1.00 per share. There is no sales charge.


For Purchase, Redemption or Account inquiries contact The Trust's
                  Shareholder Servicing agent:
     PFPC Inc * 400 Bellevue Parkway * Wilmington, DE 19809
                   Call 800-952-6666 toll free

            For general Inquiries & Yield Information
          Call 800-952-6666 or 800-228-7496 toll free


The Securities and Exchange Commission Has Not Approved or
Disapproved the Trust's Securities or Passed Upon the Adequacy of
This Prospectus. Any Representation to the Contrary Is a Criminal
Offense.

THE TRUST'S OBJECTIVE, INVESTMENT STRATEGIES AND MAIN RISKS

"What is the Trust's Objective?"

          The objective of the Trust is to achieve as high a level of current income, stability and liquidity for investors' cash assets as can be obtained from investing in a diversified portfolio of short-term "money market" securities meeting specific quality standards.

"What does the Trust invest in?"

     The Trust invests in money market securities that are highly rated by nationally recognized statistical rating organizations, present minimal credit risks and are of short duration.

"What are the main risks of investing in the Trust?"

     There can be no assurance that the Trust will be able to maintain a stable net asset value of $1.00 per share.

     No Bank Credit Support Investment in the Trust is not a deposit in Bank One Corporation or its bank or non-bank affiliates or by any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                 CHURCHILL CASH RESERVES TRUST
           RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in Churchill Cash Reserves Trust by showing changes in the Trust's performance from year to year over a 10-year period and by showing the Trust's average annual returns for one, five, ten years and since inception. How the Trust has performed in the past is not necessarily an indication of how the Trust will perform in the future.




[Bar Chart]
Annual Total Returns
1989-1998

10%
    9.08
8%  XXXX 7.97
    XXXX XXXX
6%  XXXX XXXX 5.83
    XXXX XXXX XXXX                5.58           5.23
4%  XXXX XXXX XXXX 3.37      3.76 XXXX 4.97 5.19 XXXX
    XXXX XXXX XXXX XXXX 2.67 XXXX XXXX XXXX XXXX XXXX
2%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
    XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX

    1989 1990 1991 1992 1993 1994 1995 1996 1997 1998
                     Calendar Years



During the 10-year period shown in the bar chart, the highest return for a quarter was 2.34% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.65% (quarter ended June 30, 1993).




                     Average Annual Total Return


For the Period Ended
December 31, 1998
                                                   Since
                    1-Year    5-Year    10-Years  inception


Churchill Cash
Reserves Trust       2.53%     4.99%    5.34%    5.73%*



* From commencement of operations on July 9, 1985.



Please call (800) 228-7496 toll free to obtain the Trust's most current seven-day yield.

                         CHURCHILL CASH RESERVES TRUST
                         FEES AND EXPENSES OF THE TRUST




This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.


Shareholder Fees
(fees paid directly from your investment)


Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends
  (as a percentage of offering price)........0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%


Annual Trust Operating Expenses (expenses that are deducted from the Trust's assets)


Management Fees(1)...........................0.50%
12b-1 Fee (2)................................0.00%
All Other Expenses...........................0.13%
Total Annual Trust Operating Expenses (1)....0.63%


Example

This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Trust's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 year    3 years   5 years    10 years
                         $64       $202      $351      $786


(1) As of the date of this Prospectus, the Manager is entitled to receive an advisory fee from the Trust at the annual rate of 0.50 of 1% of average annual net assets of which 0.03 of 1% is currently being waived; the Sub-Advisor is entitled to receive a sub-advisory fee from the Manager at the annual rate of 0.33 of 1% of average annual net assets, of which 0.02 of 1% is currently being waived.(See "Management Arrangements.") Reflecting this waiver, management fees and total trust operating expenses are currently 0.47% and 0.60% respectively. Although the management fee can be terminated at any time at the option of the Manager, it is expected to continue for the remainder of the Trust's fiscal year which ends on September 30, 1999.

(2) The 12b-1 Plan of the Trust does not involve payments out of the assets or income of the Trust designed to recognize sales of shares of the Trust or to pay advertising expenses.


                INVESTMENT OF THE TRUSTS'S ASSETS


"Is The Trust Right For Me?"

     The Trust is designed to suit the cash management needs of individuals, corporations, institutions and fiduciaries.

"What Securities Does the Trust Invest In?"

     Under the current management policies, the Trust invests only in the following types of obligations:

     (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; we refer to these obligations as "U.S.
Government Securities."

     (2) Bank Obligations and Instruments Secured by Them: Bank obligations including time deposits, certificates of deposit, bankers' acceptances and other bank obligations, and which are
(i) obligations of banks subject to regulation by the U.S. Government having total assets of at least $1.5 billion, which may be obligations issued by domestic banks, by foreign branches of such banks or by U.S. subsidiaries of foreign banks; (ii) obligations of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) obligations ("insured bank obligations") if such obligations are fully insured as to principal by the Federal Deposit Insurance Corporation. The Trust may also invest in obligations secured by any obligations set forth in (i) or (ii) above if such investment meets the requirements of (6) below. ("banks" include commercial banks, savings banks and savings and loan associations.)

     (3) Commercial Paper:  Short-term corporate debt.

     (4) Corporate Debt Obligations: Corporate debt obligations
(for example, bonds and debentures) which at the time of purchase have a remaining maturity of not more than 397 days.

     (5) Variable Amount Master Demand Notes: Variable amount master demand notes that are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. Variable amount master demand notes may or may not be backed by bank letters of credit. (Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Trust's overall 10% limitation on securities which are illiquid.

     (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Trust may invest (see 2 above) or a corporation in whose commercial paper the Trust may invest (see 3 above). If the Trust invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them.

     (7) Repurchase Agreements: The Trust may purchase securities subject to repurchase agreements with commercial banks and broker-dealers provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. See "Information about Repurchase Agreements," below.

     (8) When-Issued or Delayed Delivery Securities: The Trust may buy securities on a when-issued or delayed delivery basis; the securities so purchased are subject to market fluctuation and no interest accrues to the Trust until delivery and payment take place; their value at the delivery date may be less than the purchase price. The Trust may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Trust's total assets, less liabilities other than the obligations created by when-issued commitments.

     Shareholder approval is not required to change any of the foregoing management policies.

     In addition to the requirements of the Trust's management policies, all obligations and instruments purchased by the Trust must meet the requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). In brief, the Rule's provisions for quality, diversity and maturity require the Trust to limit its investments to those instruments which the Adviser determines (pursuant to procedures approved by the Board of Trustees) present minimal credit risks, and which at the time of purchase are Eligible Securities. In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or unrated securities determined by the Board of Trustees to be of comparable quality. The Rule also requires that the dollar-weighted average maturity of the Trust's portfolio cannot exceed 90 days and that the Trust cannot purchase any security having a remaining maturity in excess of 397 days. The Rule also contains limits on the percentage of the Trust's assets that can be invested in the securities of any issuer.

Additional Risks

     Year 2000 Like other financial and business organizations, the Trust could be adversely affected if computer systems the Trust relies on do not properly process date-related information and data involving the year 2000 and after. The Manager is taking steps that it believes are reasonable to address this problem in its own computer systems and to obtain assurances that steps are being taken by the other major service providers to the Trust to achieve comparable results. Certain vendors have advised the Manager that they are currently compliant. The three mission critical vendors -- the shareholder servicing agent, the custodian and the fund accounting agent -- as well as other support organizations, advised the Manager in 1998 that they were actively working on necessary changes. These three vendors, having anticipated readiness by December 1998 and having so informed the Manager; thereafter advised the Manager that they expect to be ready during the first half of 1999. The Manager has also requested the Trust's portfolio manager to attempt to evaluate the potential impact of this problem on the issuers of securities in which the Trust invests. At this time there can be no assurance that the target dates will be met or that these steps will be sufficient to avoid any adverse impact on the Trust.

                        TRUST MANAGEMENT

Management

     Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017 (the "Manager"), is the Trust's investment adviser under the "Advisory and Administration Agreement". It has delegated its investment advisory duties, including portfolio management to Banc One Investment Advisors Corporation, the "Sub-Adviser" under a sub-advisory agreement described below. The Manager is also responsible for administrative services, including providing for the maintenance of the headquarters of the Trust, overseeing relationships between the Trust and the service providers to the Trust, either keeping the accounting records of the Trust, or, at its expense and responsibility, delegating such duties in whole or in part to a company satisfactory to the Trust, maintaining the Trust's books and records and providing other administrative services.

     Banc One Investment Advisors Corporation, 1111 Polaris
Parkway, Columbus, Ohio 43240. ("the Sub-Adviser"), provides the
Trust with investment advisory services.

     Under the Sub-Advisory Agreement, the Sub-Adviser provides for investment supervision including supervising continuously the investment program of the Trust and the composition of its portfolio; determining what securities will be purchased or sold by the Trust, arranging for the purchase and the sale of securities held in the portfolio of the Trust; and, at the Sub-Adviser's expense, for pricing of the Trust's portfolio daily.

     Under the Advisory and Administration Agreement, the Trust pays the Manager a fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate of 0.50 of 1% of such net asset value.

Information about the Sub-Adviser and the Manager

     The Sub-Adviser is a wholly-owned subsidiary of BANK ONE CORPORATION ("Banc One"), based in Chicago, Illinois. As of June 30, 1998 the Sub-Adviser had $30 billion under management. In October, 1998, Banc One completed a merger with First Chicago NBD Corporation. The combined organization is a multi-bank holding company, incorporated under the laws of the State of Delaware. After the combination, Banc One operated with more than 2,000 offices in the states of Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. Banc One, its affiliated banks and its non-bank subsidiaries had total assets of approximately $260.8 billion.

     The Trust's Manager is founder and Manager and/or administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money market funds and equity funds. As of December 31, 1998, these funds had aggregate assets of approximately $3.2 billion, of which approximately $1.2 billion consisted of assets of money market funds. The Manager, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

NET ASSET VALUE PER SHARE

     The Trust's net asset value per share is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "Business Day") by dividing the value of the net assets of the Trust (i.e., the value of the assets less liabilities, exclusive of surplus) by the total number of shares outstanding.

     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of the Trust's investments at amortized cost.

     The New York Stock Exchange is normally not open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days as well. In addition, the Custodian is not open on Veterans Day.

                           PURCHASES

"How Do I Purchase Shares?"

Opening an Account

     To open a new account, you must send a properly completed Application to PFPC Inc., (the "Agent"). The Trust will not honor redemption of shares purchased by wire payment until a properly completed Application has been received by the Agent. The minimum initial investment is $1,000. Subsequent investments may be in any amount.

     You can make investments in any of these three ways:

     1. By Mail. You can make payment by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Churchill Cash Reserves Trust and mailed to:

     PFPC Inc.
     Attn: Aquilasm Group of Funds
     400 Bellevue Parkway
     Wilmington, DE 19809

     2. By Wire. You can wire Federal funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.

     To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-952-6666 toll free) and then instruct your bank to wire funds as indicated below:

     PNC BANK, NA
     Philadelphia, PA
     ABA #0310-0005-3
     Account #85-0216-4861
     FFC: Churchill Cash Reserves Trust

     Account Name and Number (if an existing account)

     The name in which the investment is to be registered (if a new account).

     Your bank may impose a charge for wiring funds.

     3. Through Brokers. If you wish, you may invest in the Trust by purchasing shares through registered broker-dealers.

     The Trust imposes no sales or service charge, although broker-dealers may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each broker-dealer acting independently; broker-dealers may establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Trust. Broker-dealers are responsible for prompt transmission of orders placed through them.

Opening an Account                Adding to An Account

* Make out a check for             * Make out a check for
the investment amount              the investment amount
payable to                         payable to
"Churchill Cash Reserves           "Churchill Cash Reserves
Trust"                             Trust"

* Complete the Application         * Fill out the pre-printed
included  with the Prospectus,     stub attached
indicating the features            to the Trust's confirmations.
you wish to authorize.             Or, supply the name(s)
                                   of account owner(s),
                                   the account number and
                                   the name of the Trust

* Send your check and              * Send your check and
completed application              completed application
to your dealer or                  to your dealer or
to the Trust's Agent, PFPC         to the Trust's Agent, PFPC
Inc., or                                 Inc., or

* Wire funds as described above.    * Wire funds as described
                                    above.

Be sure to supply the name(s) of account owner(s), the account number, the name of the Trust.

"Can I Transfer Funds Electronically?"

     You can have funds transferred electronically, in amounts of $50 or more from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

     * Automatic Investment You can authorize a pre-determined amount to be regularly transferred from your account.

     * Telephone Investment You can make single investments of up to $50,000 to be made by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Trust's Agent must have your completed Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent. The Trust may modify or terminate these investment methods or charge a service fee, upon 30 day's written notice to shareholders.

When Shares Are Issued and Dividends Are Declared On Them

     The Trust issues shares three ways.

     First Method - ordinary investments. Dividends on shares issued under the first method are declared starting on the day (whether or not a Business Day) after the purchase order is effective and are declared on the day on which the shares are redeemed.

     Your purchase order is effective and your funds are invested as follows:

     1) Payments by wire in Federal funds or by Federal
     Reserve Draft prior to 4:00 p.m. New York time on any Business Day - on that day;

     2) Such payments received after 4:00 p.m. New York time - on the next Business Day;

     3) Wire payments not in Federal funds - as of 4:00 p.m. on the Business Day when converted to Federal funds (normally the next day);

     4) Payments by check - as of 4:00 p.m. on the Business Day when converted to Federal funds (within two Business Days for checks drawn on a member bank of the Federal Reserve
     System, and longer for most other checks);

     5) Automatic Investment - on the day you specified unless it is not a Business Day in which case the order will be executed at the net asset value determined on the next
     Business Day;

     6) Telephone Investment made prior to 4:00 p.m. New York time on any Business Day - on that day;

     7) Telephone Investment made after 4:00 p.m. New York time - on the next Business Day;

     All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued.

     Second Method - Banks or broker-dealers making special arrangements with the Trust. Dividends on shares issued under the second method are declared starting on the day (whether or not a Business Day) after the purchase order is effective and are declared on the day on which such shares are redeemed.

     Your purchase order is effective and your funds are invested as follows:

     1) Payment made in Federal funds or by check in New York
     Clearing House funds delivered to the Agent prior to 5:00 p.m. New York time on a Business Day - on that day;

     2) On any Business Day if (i) the Agent is advised prior to 5:00 p.m. New York time of a dollar amount to be invested;
     (ii) the Agent is advised prior to that time of the form of registration of the shares to be issued; (iii) the bank or broker-dealer will prior to noon New York time on the next Business Day wire Federal funds (but in the case of prior payment by check under (i)(a) above only if the check is not converted into Federal funds in the normal course on the next Business Day); and (iv) arrangements satisfactory to the Trust are made between it and the bank or broker-dealer under which if Federal funds are not so received, the Trust is reimbursed for any costs or loss of income arising out of such non-receipt.

     New York Clearing House funds are funds represented by a check drawn on a bank which is a member of the New York Clearing
House.

     Third Method Broker-dealers or banks which have requested that this method be used, to which request the Trust has consented. Dividends on shares issued under this third investment method are declared beginning on that day but not on the day such shares are redeemed.

     Your purchase order is effective and your funds are invested as follows:

     If (i) the Agent has been advised prior to noon New York time on a Business Day of a dollar amount to be invested;
     and (ii) Federal funds are received by wire on that day - on that day.

     The third investment method is available to prospective investors in Trust shares who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request to the Trust by such a prospective investor, the Trust will advise as to the broker-dealers or banks through which such purchases may be made.

     The Agent will maintain records as to which of your shares were purchased under each of the three investment methods set forth above. If you make a redemption request and have purchased shares under methods (1) and/or (2) and other shares under method
(3), the Agent will, unless you otherwise request as to such redemption, redeem those shares first purchased, regardless of the method under which they were purchased.

     Under each method, shares are issued at the net asset value per share next determined after the purchase order is effective, as described above. Under each method, the Application must be properly completed and have been received and accepted by the Agent; the Trust or the Distributor may also reject any purchase order. Under each method, Federal funds (see above) must either be available to the Trust or the payment thereof must be guaranteed to the Trust so that the Trust can be as fully invested as practicable.

                    REDEEMING YOUR INVESTMENT

     You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been accepted.

     There is no minimum period for investment in the Trust, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

     A redemption may result in a tax liability for you.

How to Redeem Your Investment


By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
400 Bellevue Parkway
Wilmington, Delaware 19809

By telephone, call:

800-952-6666

By FAX, send instructions to: 302-791-3055

For liquidity and convenience, the Trust offers expedited redemption.

     Expedited Redemption Methods
     (Non-Certificate Shares Only)

     You may request expedited redemption for any shares not issued in certificate form in two ways:

     1 By Telephone. The Agent will accept instructions from anyone by telephone to redeem shares and make payments:

          a) to a Financial Institution account you have previously specified or

          b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming.
          You may only redeem by check via telephone request once in any 7-day period.

          Telephoning the Agent

          Whenever you telephone the Agent, please be prepared to supply:

          account name(s) and number

          name of the caller

          the social security number registered to the account

          personal identification


     Note: Check the accuracy of your confirmation statements immediately. The Trust, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

     2 By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

          account name(s),

          account number,

          amount to be redeemed,

          any payment directions.

     To have redemption proceeds sent directly to a Financial Institution Account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

     The name(s) of the shareholder(s) on the Financial
Institution account must be identical to those on the Trust's records of your account.

     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access
Features Form.

     3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your Application.

     There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

     When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

     As these checks are redemption drafts relating to Trust shares, you should be certain that adequate shares for which certificates have not been issued and which were not recently purchased by check are in the account to cover the amount of the check. See "When Will I Receive the Proceeds of My Redemption?" below for more details as to special problems as to Trust shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check.

     Checks may not be directly presented to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to close your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Consequently, you may not present a check directly to the Bank and request redemption for all or substantially all shares held in your account. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your Application, or by proper completion of a Ready Access Features Form.

     Regular Redemption Method
     (Certificate and Non-Certificate Shares)

     Certificate Shares.  Mail to the Trust's Agent: (1) blank
(unsigned) certificates for Class A Shares to be redeemed, (2) redemption instructions, and (3) a stock assignment form.

     To be in "proper form," items (2) and (3) must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

     We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

     We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

          member of a national securities exchange

          U.S. bank or trust company

          state-chartered savings bank

          federally chartered savings and loan association

          foreign bank having a U.S. correspondent bank; or

          participant in the Securities Transfer Association
          Medallion Program ("STAMP") Stock Exchanges Medallion
          Program ("SEMP") or the New York Stock Exchange, Inc.
          Medallion Signature Program ("MSP")

     A notary public is not an acceptable signature guarantor.

     Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Trust's Agent, which includes:

          Account name(s)

          Account number

          Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed

          Payment instructions (we normally mail redemption proceeds to your address as registered with the Trust)

          Signature(s) of the registered shareholder(s) and

          Signature guarantee(s), if required, as indicated above.

"When Will I Receive the Proceeds of My Redemption?"

     Redemption proceeds are normally sent, as shown below, to your address of record on the next business day following acceptance of your redemption request. Except as described below, the Trust will send payments within 7 days after acceptance of your redemption request.

Redemption          Method of Payment                  Charges

Under $1,000        Check                              None
$1,000 or more      Check or, if and as                None
                    you requested on your
                    Application or Ready Access
                    Features Form, wired
                    or transferred through
                    the Automated Clearing
                    House to your Financial
                    Institution Account.
Through a broker
/dealer             Check or wire, to your        None.
                    broker/dealer.                However,
                                                  your
                                                  broker/dealer
                                                  may charge a
                                                  fee.



Although the Trust does not currently intend to, it can charge up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders the Trust may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them.

     The Trust may delay redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

     The Trust has the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of, the portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

     The Trust can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic
Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

     Redemption proceeds may be paid in whole or in part by distribution of the Trust's portfolio securities in conformity with SEC rules. This method would only be used if Trustees determine that partial or whole cash payments would be detrimental to the best interests of the remaining shareholders.

Automatic Withdrawal Plan

     You may establish an Automatic Withdrawal Plan if you own or purchase shares of the Trust having a net asset value of at least
$5,000.  Under the Plan:

* You will receive a monthly or quarterly check in a stated amount of not less than $50.

* All dividends and distributions must be reinvested in your account.

* Redemptions of shares to make payments will give rise to a gain or loss for tax purposes. See the Automatic Withdrawal
     Plan provisions on the Application included with this Prospectus.

     Restrictions

     You may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases. Purchases of additional shares concurrent with withdrawals are disadvantageous due to the payment of sales charges when purchases are made. While an occasional lump sum investment may be made, such investment should normally equal at least the lesser of three times the annual withdrawal or $5,000.

                  Dividends and Distributions

     The Trust will declare all of its net income for dividend purposes daily as dividends. Dividends are paid within a week before or after the end of each month and invested in additional shares at net asset value on the payable date, or, at your election, paid in cash by check. You can make this election in the Application or by subsequent written notice to the Agent. You may also elect to have dividends deposited without charge by electronic funds transfers into an account at a Financial Institution which is a member of the Automated Clearing House by completing a Ready Access Features Form. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares on which income dividends were declared on the day on which the shares were issued.

     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

     Daily dividends will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of net asset value and will include accrued interest and original issue and market discount earned since the last valuation, less the estimated expenses of the Trust and amortized original issue and market premium for the period. However, the calculation of the dividend could change under certain circumstances under the procedures adopted by the Board of Trustees relating to "amortized cost" valuation.

     Dividends so paid will be taxable to you as ordinary income, even though reinvested, unless the net income, computed as above, exceeds "earnings and profits," as determined for tax purposes; this could occur because net income as so determined will include certain unrealized appreciation and discount which is not included for tax purposes. If dividends exceed your ratable share of "earnings and profits," the excess will reduce the cost or other tax basis for your shares; any reduction which would otherwise result in a negative basis will cause the basis to be reduced to zero, with any remaining amount being taxed as capital gain. The dividends paid by the Trust will not be eligible for the 70% dividends received deduction for corporations. Statements as to the tax status of your dividends will be mailed annually.

     It is possible but unlikely that the Trust may have realized long-term capital gains or losses in a year. If it has any net long-term gains realized through October 31st of a year, it will pay a capital gains distribution after that date. It may also pay a supplemental distribution after the end of its fiscal year.

     The Trust will be required to withhold, subject to certain exemptions, 31% of dividends paid or credited to you and redemption proceeds, if you have not filed with the Trust a correct Taxpayer Identification Number, certified when required.

Distribution Arrangements

Confirmations and Share Certificates

     A statement will be mailed to you confirming each purchase of shares in the Trust. Accounts are rounded to the nearest 1/1000th of a share. The Trust will not issue share certificates unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If you have certificates issued, Expedited Redemption Methods described below will not be available and delay and expense may be incurred if you lose the certificates. The Trust will not issue certificates for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts.

     The Trust and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.


Distribution Plan

     The Trust has adopted a Distribution Plan under Rule 12b-1
("Rule 12b-1") under the 1940 Act.

     The Trust's Distribution Plan is solely a "defensive plan" designed to protect the Trust and its affiliates against certain conceivable claims relating to Rule 12b-1. The Distribution Plan does not involve payments out of assets or income of the Trust designed to recognize sales of shares of the Trust or to pay advertising expenses.


                         CHURCHILL CASH RESERVES TRUST
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

    The following table of Financial Highlights has been audited by KPMG LLP, independent auditors, whose report thereon is included with the Trust's financial statements contained in its Annual Report, which are incorporated by reference into the Additional Statement. The information provided in the table should be read in conjunction with the financial statements and related notes. A copy of these financial statements can be obtained without charge by calling or writing the Shareholder
Servicing Agent at the address and telephone numbers on the cover of the Prospectus.


                                          Year ended September 30,

                         1998     1997      1996      1995      1994
Net Asset Value,
  Beginning of Year     $1.0000   $1.0000   $1.0000   $1.0000   $1.0000

Income from Investment
  Operations:
    Net investment income  0.0513   0.0499    0.0500    0.0526    0.0319

    Net gain on securities
      (both realized and
        unrealized)           --        --        --        --        --

    Total from Investment
      Operations           0.0513   0.0499    0.0500    0.0526    0.0319

Less Distributions:
  Dividends from net
    investment income     (0.0513) (0.0499)  (0.0500)  (0.0526)  (0.0319)
  Distributions from
    capital gains             --        --        --        --        --

  Total Distributions     (0.0513) (0.0499)  (0.0500)  (0.0526)  (0.0319)

Net Asset Value,
  End of Year              $1.0000   $1.0000   $1.0000   $1.0000   $1.0000

Total Return (%)            5.25      5.11      5.12     5.39     3.24

Ratios/Supplemental Data
  Net Assets, End of
    Year ($ thousands)      103,866  125,392   120,939   146,130   187,626


  Ratio of Expenses to
    Average Net Assets (%)   0.60      0.60      0.56      0.58      0.60

  Ratio of Net Investment
    Income to Average Net
      Assets (%)             5.13      4.99      5.02       5.24      3.17

For the years ended after October 1, 1994, net investment income per share and the ratios of income and expenses to average net assets without the voluntary waiver of a portion of the management fee would have been:

Net Investment Income ($)   0.0509     0.0493    0.0493    0.0522

Ratio of Expenses to
  Average Net Assets (%)     0.63      0.66      0.63      0.62

Ratio of Net Investment
  Income to Average
    Net Assets (%)           5.10      4.93      4.94      5.20






     The Trust's "current yield" (unaudited) for the seven days ended September 30, 1998 was 5.10% and its "compounded effective yield" (unaudited) for that period was 5.23%; see the Additional
Statement for the methods of calculating these yields.

                 APPLICATION FOR CHURCHILL CASH RESERVES TRUST
                Please complete steps 1 through 4 and mail to:
                        PFPC Inc., 400 Bellevue Parkway
                             Wilmington, DE 19809
                                1-800-952-6666

STEP 1
A. ACCOUNT REGISTRATION

___INDIVIDUAL Use line 1
___JOINT ACCOUNT* Use lines 1&2
___FOR A MINOR Use line 3
___FOR TRUST, CORPORATION, OTHER ORGANIZATION OR
   ANY FIDUCIARY CAPACITY Use line 4

 * Joint Accounts will be Joint Tenants with rights of survivorship unless otherwise specified.

** Uniformed Gifts/Transfers to Minors Act.

Please type or print name exactly as account is to be registered

1._____________________________________________________________________
  First Name  Middle Initial  Last Name       Social Security Number

2._____________________________________________________________________
  First Name  Middle Initial  Last Name       Social Security Number

3._____________________________________________________________________
  Custodian's First Name    Middle Initial       Last Name

  Custodian for________________________________________________________
               Minor's First Name    Middle Initial   Last Name Under
  the________________UGTMA**___________________________________________
      Name of State              Minor's Social Security Number

4._____________________________________________________________________

  _____________________________________________________________________
  (Name of Corporation or Organization. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)


  _____________________________________________________________________
  Tax I.D. Number        Authorized Individual           Title


B. MAILING ADDRESS AND TELEPHONE NUMBER

  _____________________________________________________________________
  Street or PO Box                    City
  _________________________________(______)____________________________
  State                    Zip       Daytime Phone Number

  Occupation:_________________________Employer:________________________

  Employer's Address:__________________________________________________
                      Street Address:      City      State      Zip

  Citizen or resident of: ___ U.S. Other_________ Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)


C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed by Dealer or Broker)
   ____________________________________________________________________
   Dealer Name                          Branch Number

   ____________________________________________________________________
   Street Address                       Rep.Number/Name

   ___________________________________(_______)________________________
   City       State     Zip           Area Code    Telephone


STEP 2 PURCHASES OF SHARES
A. INITIAL INVESTMENT
 1) ___ By Check
 2) ___ By Wire

 1) By Check: Make check payable to: CHURCHILL CASH RESERVES TRUST

 Amount of investment $ ________________ Minimum initial investment $1,000

                              OR
 2) By Wire:

 $_________________________________  From_______________________________
                                           Name of Financial Institution
  ______________________________________________________________________
  Financial Institution Account No.     Branch, Street or Box#

  On_______________________________   ___________________________________
             (Date)                     City            State     Zip
*NOTE: If investing by wiring of funds, instruct your Financial
       Institution to wire funds to:

PNC Bank, NA                       Account of: (Account name and number,
Philadelphia, PA                   or name in which investment is to be
ABA #0310-0005-3                   registered if new account)
Account #85-0216-4861
For further credit to Churchill Cash Reserves Trust

          (A FINANCIAL INSTITUTION IS A COMMERCIAL BANK, SAVINGS BANK OR CREDIT UNION.)


B. DIVIDENDS

   ALL INCOME DIVIDENDS ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES AT NET ASSET VALUE UNLESS OTHERWISE INDICATED BELOW.

   Dividends are to be:___ Reinvested or ___Paid in cash*
    * FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:

   ___Deposit directly into my/our Financial Institution account.
    ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend.

   ___ Mail check to my/our address listed in Step 1B.


STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No
   This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.

   I/We wish to make regular monthly investments of $________ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
   (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Agent toll-free at 1-800-952-6666. To establish this program, please complete Step 4, Sections A & B of this Application.
   (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)
   Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
   (Check appropriate box)
   ___ Yes ___No

      Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

   Dollar Amount of each withdrawal $____________beginning________________
                                     Minimum: $50            Month/Year
               Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate
   Financial Institution name, address and your account number.
   _______________________________________  ______________________________
   First Name  Middle Initial  Last Name     Financial Institution Name

   _______________________________________  ______________________________
   Street                                    Financial Institution Street

   ______________________________________   ______________________________
   City        State              Zip        City     State        Zip

                                            ______________________________
                                       Financial Institution Account Number


D. TELEPHONE EXCHANGE
(Check appropriate box)
   ___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds by telephone.
TO MAKE A TELEPHONE EXCHANGE, CALL THE AGENT AT 1-800-952-6666

   The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.


E. EXPEDITED REDEMPTION
(Check appropriate box)
  ___Yes ___ No

The proceeds will be deposited to your Financial Institution account listed. TO MAKE AN EXPEDITED REDEMPTION, CALL THE AGENT AT 1-800-952-6666

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this Trust account is registered.

(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK).

________________________________    ______________________________________
Account Registration                Financial Institution Account Number
________________________________    ______________________________________
Financial Institution Name          Financial Institution Transit/Routing
                                                                 Number
________________________________    ______________________________________
   Street                             City          State       Zip


F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No

   Please open a redemption checking account at PNC Bank, NA, in my (our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the rules and regulations of PNC Bank, NA, pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE REQUIRED ON JOINT ACCOUNTS.


STEP 4 Section A
DEPOSITOR'S AUTHORIZATION TO HONOR DEBITS

     IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
          YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number______________________________________

Name and Address
where my/our account     Name of Financial Institution____________________
is maintained            Street Address___________________________________
                         City______________________State_____ Zip_________

Name(s) and
Signature(s) of          ________________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________     __________
is registered                    (Signature)                  (Date)

                         ________________________________
                               (Please Print)
                         X_______________________________     __________
                                  (Signature)                 (Date)



                           INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.


STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

  The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

  I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

  I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

  The Trust, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for more than 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Trust, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW. FOR A TRUST, ALL TRUSTEES MUST SIGN.*

________________________________     ________________________  __________
Individual (or Custodian)            Joint Registrant, if any   Date
_______________________________      ________________________  __________
Corporate Officer, Partner,          Title                      Date
Trustee, etc.

 *For Trusts, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

  Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

  You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

  Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

  The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

  If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

                       Manager and Founder
 Aquila Management Corporation
  380 Madison Avenue, Suite 2300
  New York, New York 10017

                     Investment Sub-Adviser
  Banc One Investment Advisors Corporation
  1111 Polaris Parkway
  Columbus, Ohio 43240


                           Distributor
  Aquila Distributors, Inc.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

                        Board of Trustees
  Lacy B. Herrmann, Chairman
  Thomas A. Christopher
  Douglas Dean
  Diana P. Herrmann
  Carroll F. Knicely
  Theodore T. Mason
  Anne J. Mills
  William J. Nightingale
  James R. Ramsey

                            Officers
  Lacy B. Herrmann, President
  Diana P. Herrmann, Vice President
  Charles E. Childs, III, Vice President
  John M. Herndon, Vice President and Assistant Secretary
  Jerry G. McGrew, Vice President
  Rose F. Marotta, Chief Financial Officer
  Richard F. West, Treasurer
  Edward M.W. Hines, Secretary

            Transfer and Shareholder Servicing Agent
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809

                            Custodian
  Bank One Trust Company, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

                      Independent Auditors
  KPMG LLP
  345 Park Avenue
  New York, New York 10154

                             Counsel
  Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
  551 Fifth Avenue
  New York, New York 10176



     This Prospectus concisely states information about the Trust that you should know before investing. A Statement of Additional Information about the Trust dated February 1, 1999, (the "Additional Statement") has been filed with the Securities and Exchange Commission. The Additional Statement contains information about the Trust and its management not included in this Prospectus. The Additional Statement is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the Additional Statement are all material facts about the Trust available to you.

     You can get additional information about the Trust's investments in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year. You can get the Additional Statement and the Trust's annual and semi-annual reports without charge, upon request.

     In addition, you can review and copy information about the Trust (including the Additional Statement) at the Public Reference Room of the Commission in Washington, D.C. You can get information on the operation of the Commission's public reference room by calling the Commission at 1-800-SEC-0330. You can get other information about the Trust at the Commission's Internet site at http://www.sec.gov. You can get copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The file number under which the Trust is registered with the Commission under the
Investment Company Act of 1940 is 811-4229.


TABLE OF CONTENTS


The Trust's Objective, Investment Strategies
and Main Risks...................................
Risk/Return Bar Chart and Performance Table .....
Fees and Expenses of the Trust...................
Investment of the Trust's Assets.................
Trust Management.................................
Net Asset Value Per Share........................
Purchases .......................................
Redeeming Your Investment........................
Dividends and Distributions......................
Financial Highlights.............................
Application


CHURCHILL CASH
RESERVES TRUST

[LOGO]

One of the
Aquilasm Group of Funds

A cash
management
investment

PROSPECTUS

To receive a free copy of the Trust's Additional Statement, annual or semi-annual report, or other information about the Trust, or to make shareholder inquiries call:

           the Trust's Shareholder Servicing Agent at
                     800-952-6666 toll free

                      or you can write to:

                            PFPC Inc.
                      400 Bellevue Parkway
                      Wilmington, DE 19809

For General Inquiries and Yield Information, call 800-952-6666 or
212-697-6666

This Prospectus Should Be Read and Retained For Future Reference

                  CHURCHILL CASH RESERVES TRUST

                       380 Madison Avenue
                           Suite 2300
                    New York, New York 10017
                          212-697-6666

               STATEMENT OF ADDITIONAL INFORMATION

                        February 1, 1999

     This Statement of Additional Information (the "Additional Statement") is not a Prospectus. The Additional Statement should be read in conjunction with the Prospectus (the "Prospectus") dated February 1, 1999 of Churchill Cash Reserves Trust (the "Trust"). You can obtain the Prospectus from the Trust's Shareholder Servicing Agent, PFPC Inc., by writing to it at: 400 Bellevue Parkway, Wilmington, DE 19809, or by calling it at the following number:

                     800-952-6666 toll free

or from Aquila Distributors, Inc., the Trust's Distributor, by writing to it at 380 Madison Avenue, Suite 2300, New York, New
York 10017; or by calling:

                     800-228-7496 toll free

     The financial statements for the Trust for the year ended September 30, 1998, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into the Additional Statement. Those financial statements have been audited by KPMG LLP, independent auditors, whose report thereon is incorporated herein by reference. The Annual Report of the Trust for the fiscal year ended can be obtained without charge by calling any of the toll-free numbers listed above. The Annual Report will be delivered with the Additional Statement.


                        TABLE OF CONTENTS

Trust History
Investment Strategies and Risks
Trust Policies
Management of the Trust
Ownership of Securities
Investment Advisory and Other Services
Brokerage Allocation and Other Practices
Capital Stock
Purchase, Redemption, and Pricing of Shares
Taxation of the Trust
Underwriter
Performance
Appendix A

                  CHURCHILL CASH RESERVES TRUST

               STATEMENT OF ADDITIONAL INFORMATION

                          Trust History

     Churchill Cash Reserves Trust is an open-end, diversified management investment company. It was formed as a Massachusetts business trust in 1984.

                 Investment Strategies and Risks

Information on Variable Amount Master Demand Notes

     The Trust may buy variable amount master demand notes. The nature and terms of these obligations are as follows. They permit the investment of fluctuating amounts by the Trust at varying rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Trust has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. They are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. The Trust has no limitations on the amount of its assets invested in such notes. However, except for those which are payable at principal amount plus accrued interest within seven days after demand, such notes are securities which are not readily marketable, and fall within the Trust's overall 10% limitation on securities with limited liquidity. There is no limitation on the type of issuer from which these notes will be purchased; however, all such notes must be Eligible Securities and in connection with such purchases and on an ongoing basis, Banc One Investment Advisors Corporation (the "Adviser") must determine, pursuant to procedures approved by the Board of Trustees, that such obligations present minimal credit risks. In addition, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand or on the specified notice, as the case may be, including a situation in which all holders of such notes make demand simultaneously. Master demand notes, as such, are not typically rated by credit rating agencies, and if not so rated the Trust may invest in them only if at the time of an investment they are determined to be comparable in quality to rated issues in which the Trust can invest.

Information On Insured Bank Obligations

     The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of Federally insured banks and, effective August 9, 1989, savings institutions (collectively, herein, "banks") up to $100,000. On that date the FDIC assumed the insurance functions of the Federal Savings and Loan Insurance Corporation, which was abolished. The Trust may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000 then the excess accrued interest will not be insured. Insured bank obligations may have limited marketability; unless the Board of Trustees determines that a readily available market exists for such obligations, the Trust will invest in them only within the 10% limit mentioned in the Prospectus unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Information about Certain Other Obligations

     The Trust may purchase obligations other than those listed in categories 1 through 5 under "Investment of the Trust's Assets" in the Prospectus, but only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Trust may invest or a corporation in whose commercial paper the Trust may invest. If any such guarantee is unconditional and is itself an Eligible Security, the obligation may be purchased based on the guarantee; if any such guarantee is not unconditional, purchase of the obligation can only be made if the underlying obligation is an Eligible Security and meets all other applicable requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission. See "Effect of the Rule on Portfolio Management" in the Prospectus. As of the date of this Additional Statement, the Trust does not own any such obligations and has no present intention of purchasing any. Such obligations can be any obligation of any kind so guaranteed, including, for example, obligations created by "securitizing" various kinds of assets such as credit card receivables or mortgages. If the Trust invests in these assets, they will be identified in the Trust's Prospectus and described in the Additional Statement.

Turnover

     In general, the Trust will purchase securities with the expectation of holding them to maturity. However, the Trust may to some degree engage in short-term trading to attempt to take advantage of short-term market variations. The Trust may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Trust will have a high portfolio turnover due to the short maturities of the securities held, but this should not affect net asset value or income, as brokerage commissions are not usually paid on the securities in which the Trust invests. (In the usual calculation of portfolio turnover, securities of the type in which the Trust invests are excluded; consequently, the high turnover which the Trust will have is not comparable to the turnover of non-money-market investment companies.)

When-Issued and Delayed Delivery Securities

     The Trust may purchase securities on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. At the time the Trust makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities each day in determining its net asset value. The Trust will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. The Trust will maintain and mark to market every business day a separate account with portfolio securities in an amount at least equal to such commitments. On delivery dates for such transactions, the Trust will meet its obligations from maturities or sales of the securities held in the separate account and/or from cash flow. If the Trust chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

Diversification and Certain Industry Requirements

     The Trust has a rule, set forth in the Prospectus, under which it cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry. In applying this rule to commercial paper issued by finance subsidiaries or affiliates of operating companies, if the business of the issuer consists primarily of financing the activities of the related operating company, the Trust considers the industry of the issuer to be that of the related operating company.

                         Trust Policies
Investment Restrictions

     The Trust has a number of policies concerning what it can and cannot do. Those policies, which are called "fundamental policies," may not be changed unless the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the Trust's outstanding shares vote to change them. Under the 1940 Act, the vote of the holders of a majority of the outstanding shares of the Trust means the vote of the holders of the lesser of (a) 67% or more of the Trust's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented, or (b) more than 50% of its outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below.

1. The Trust invests only in certain limited securities.

     The Trust cannot buy any voting securities, any commodities or commodity contracts, any mineral related programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations thereof.

     The Trust cannot purchase or hold the securities of any issuer if, to its knowledge, Trustees, Directors or officers of the Trust or its Adviser individually owning beneficially more than 0.5% of the securities of that issuer together own in the aggregate more than 5% of such securities.

     The Trust cannot buy real estate or any non-liquid interests in real estate investment trusts; however, it can buy any securities which it could otherwise buy even though the issuer invests in real estate or interests in real estate.

2. Almost all of the Trust's assets must be in established companies.

     Only 5% of the Trust's total assets may be in issuers less than three years old, that is, which have not been in continuous operation for at least three years. This includes the operations of predecessor companies.

3. The Trust does not buy for control.

     The Trust cannot invest for the purpose of exercising control or management of other companies.

4. The Trust does not sell securities it does not own or borrow from brokers to buy securities.

     Thus, it cannot sell short or buy on margin.

5. The Trust is not an underwriter.

     The Trust cannot engage in the underwriting of securities, that is, the selling of securities for others. Also, it cannot invest in restricted securities. Restricted securities are securities which cannot freely be sold for legal reasons.


     6. The Trust has diversification and certain anti-concentration requirements.

     The Trust cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

     The Trust cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer, provided, however that the Trust may invest not more than 25% of its total assets in the First Tier Securities (as defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof, and provided, further that the Trust may not make more than one investment in accordance with the foregoing proviso at any time.

     The Trust cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry (see the Additional Statement); U.S. Government Securities and those domestic bank obligations and instruments of domestic banks which the Trust may purchase (see "Investment of the Trust's Assets") are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

     7. The Trust can make loans only by lending securities or entering into repurchase agreements.

     The Trust can buy those debt securities which it is permitted to buy (see "Investment of the Trust's Assets" in the Prospectus); this is investing, not making a loan. The Trust can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income and enter into repurchase agreements (see "Repurchase Agreements" in the Prospectus). The Trust may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Trust and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

     8. The Trust can borrow in limited amounts for special purposes.

     The Trust can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Trust's income. The Trust will not borrow to purchase securities or to increase its income but only to meet redemptions so that it will not have to sell securities to pay for redemptions. The Trust will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets. Except in connection with borrowings, the Trust will not issue senior securities.

Loans of Portfolio Securities

     The Trust may, to increase its income, lend its securities on a short- or long-term basis to broker-dealers, banks or certain other financial institutions (see below) if (i) the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if (ii) after any loan, the value of the securities loaned does not exceed 10% of the value of its total assets. As of the date of this Additional Statement, the Trust does not foresee lending securities if after any loan the value of loaned securities exceeds 5% of the value of its total assets. The financial institutions other than broker-dealers or banks to which the Trust can lend its securities are limited to "accredited investors," as that term is defined in Section 2(15) of the Securities Act of 1933. (In general, such institutions are insurance companies, investment companies and certain employee benefit plans.) Under the present Guidelines (which are subject to change) the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities. To be acceptable as collateral, a letter of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter. Such terms and the issuing banks would have to be satisfactory to the Trust. Any loan might be secured by any one or more of the three types of collateral. In addition, any such investment must meet the applicable requirements of the Rule. See "Effect of the Rule on Portfolio Management" in the Prospectus.

     The Trust receives amounts equal to the interest or other distributions on loaned securities and also receives one or more of the negotiated loan fees, interest on securities used as collateral or interest on the securities purchased with such collateral, either of which types of interest may be shared with the borrower. The Trust may also pay reasonable finder's, custodian and administrative fees but only to persons not affiliated with the Trust. The terms of the Trust's loans will meet certain tests under the Internal Revenue Code and permit the Trust to terminate the loan and thus reacquire loaned securities on five days' notice.

                     Management of the Trust

The Board of Trustees

     The business and affairs of the Trust are managed under the direction and control of its Board of Trustees.

Trustees and Officers

     The Trustees and officers of the Trust, their ages, their affiliations, if any, with Aquila Management Corporation, the Administrator of the Trust, and Aquila Distributors, Inc., the Distributor of the Trust, and their principal occupations during at least the past five years are set forth below. The Trust is one of the Aquilasm Group of Funds, which consists of fourteen funds: five money market funds, seven tax-free municipal bond funds and two equity funds. None of the Trustees or officers of the Trust is affiliated with the Sub-Adviser. As of January 1, 1998, the Trustees and officers of the Trust owned less than 1% of its outstanding shares. Mr. Herrmann is an interested person of the Trust as that term is defined in the Investment Company Act of 1940 (the "1940 Act") as an officer of the Trust and a director, officer and shareholder of the Manager and the Distributor. Ms. Herrmann is an interested person of the Trust as an officer of the Trust and of the Manager and as a shareholder of the Distributor. Each is also an interested person as a member of the immediate family of the other. Mr. Dean is an interested person as a trustee of a trust that owns shares of the parent company of the Sub-Adviser.

Lacy B. Herrmann*, 69, President and Chairman of the Board of
Trustees, 380 Madison Avenue, New York, New York 10017

Founder and Chairman of the Board of Aquila Management Corporation, the sponsoring organization and Manager or Administrator and/or Adviser or Sub-Adviser to the following open-end investment companies, and Founder, Chairman of the Board of Trustees and (currently or until 1998) President of each since its establishment, beginning in 1984: Pacific Capital Cash Assets Trust, Churchill Cash Reserves Trust (this Trust), Pacific Capital U.S. Government Securities Cash Asset Trust, Pacific Capital Tax-Free Cash Assets Trust, each of which is a money market fund, and together with Capital Cash Management Trust ("CCMT") are called the Aquila Money-Market Funds; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund and which together are called Aquila Bond Funds; and Aquila Cascadia Equity Fund and Aquila Rocky Mountain Equity Fund, which together are called Aquila Equity Funds; currently President of Aquila Cascadia Equity Fund, Aquila Rocky Mountain Equity Fund, Churchill Cash Reserves Trust (this Trust), Churchill Tax-Free Fund of Kentucky and Tax-Free Fund of Colorado; President and Chairman of the Board of Trustees of CCMT, a money market fund, since 1981, and an Officer and Trustee/Director of its predecessors since 1974; Vice President and Director, and formerly Secretary, of Aquila Distributors, Inc. since 1981, distributor of the above funds; Chairman of the Board of Trustees and President of Prime Cash Fund (which is inactive), since 1982 and of Short Term Asset Reserves 1984-1996; President and a Director of STCM Management Company, Inc., sponsor and sub-adviser to CCMT; Chairman, President, and a Director since 1984, of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves, and Founder and Chairman of several other money market funds; Director or Trustee of OCC Cash Reserves, Inc. and Quest For Value Accumulation Trust, and Director or Trustee of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc. and Oppenheimer Rochester Group of Funds, each of which is an open-end investment company; Trustee of Brown University, 1990-1996 and currently Trustee Emeritus; actively involved for many years in leadership roles with university, school and charitable organizations.

 Thomas A. Christopher, 51, Trustee, 459 Martin Luther King
Blvd., Danville, Kentucky 40422

Shareholder of Robinson, Hughes & Christopher, C.P.A.s, P.S.C., since 1977; President of A Good Place for Fun, Inc., a sports facility, since 1987; active member of the American Institute of Certified Public Accountants; Board of Directors of the Kentucky Society of CPAs 1991 to 1994; Trustee of Churchill Tax-Free Fund of Kentucky since 1992; presently active in leadership roles with various civic, community and church organizations.

Douglas Dean*, 49, Trustee, 106 West Vine Street, Suite 600,
Lexington, Kentucky 40507

Founder and President of Dean, Dorton & Ford P.S.C., a public accounting firm, since 1979; previously employed by Coopers & Lybrand, a public accounting firm; member of the American Institute of Certified Public Accountants and Kentucky Society of Certified Public Accountants; accredited in business valuation by the American Institute of Certified Public Accountants; Trustee of Trent Equity Fund, an equity mutual fund, 1992-1994; Trustee of Churchill Tax-Free Fund of Kentucky since 1987; active as an officer and board member of various charitable and community organizations.

Diana P. Herrmann*, 40, Trustee and Vice President, 380 Madison
Avenue, New York, New York 10017

President and Chief Operating Officer of the
Manager/Administrator since 1997, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; President of various Aquila Bond Funds since 1998; Assistant Vice President, Vice President, Senior Vice President or Executive Vice President of Aquila Money-Market, Bond and Equity Funds since 1986; Trustee of a number of Aquila Money-Market, Bond and Equity Funds since 1995; Trustee of Reserve Money-Market Funds since 1999 and Reserve Private Equity Series since 1998; Assistant Vice President and formerly Loan Officer of European American Bank, 1981-1986; daughter of the Trust's Chairman; Trustee of the Leopold Schepp Foundation (academic scholarships) since 1995; actively involved in mutual fund and trade associations and in college and other volunteer organizations.

Carroll F. Knicely, 70, Trustee, 505 Augusta Circle, Glasgow,
Kentucky 42141

Director Star Banc since 1998; Director of Trans Financial Bancorp, Trans Financial Bank, N.A., Bowling Green, Kentucky and Trans Financial Bank, Glasgow, Kentucky and predecessors, 1976-1998; President of Associated Publications Inc., Glasgow, Kentucky; Director, Chairman and member of Executive Board of West Kentucky Corporation and Director and Secretary-Treasurer of South Gate Plaza, Inc., (owner and developer of shopping centers and commercial real estate); Director, Vice President and Treasurer of Knicely and Knicely, Inc., (owner and developer of rental properties and residential real estate); Trustee of Churchill Cash Reserves Trust; Trustee of Churchill Tax-Free Fund of Kentucky since 1998; Editor and Publisher of Kentucky newspaper group, 1957-1990; Secretary of Commerce of the Commonwealth of Kentucky, 1983-1988; Commissioner of Commerce of the Commonwealth of Kentucky, 1978-1979; currently active in real estate development, commercial and residential subdivision and regional economic development planning under Kentucky State government sponsorship.

Theodore T. Mason, 63, Trustee, 26 Circle Drive,
Hastings-on-Hudson, New York 10706

Managing Director of EastWind Power Partners, Ltd. since 1994; Second Vice President, Alumni Association, SUNY Maritime College 1998; Director for the same organization, 1997; Director of Cogeneration Development of Willamette Industries, Inc., a forest products company, 1991-1993; Vice President of Corporate Development of Penntech Papers, Inc., 1978-1991; Vice President of Capital Projects for the same company, 1977-1978; Vice Chairman of the Board of Trustees of CCMT since 1981; Trustee and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management Company, Inc.; Vice Chairman of the Board of Trustees and Trustee of Prime Cash Fund (which is inactive) since 1982; Trustee of Short Term Asset Reserves, 1984-1986 and 1989-1996, of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 1984, of Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust since 1988 and of Churchill Tax-Free Fund of Kentucky since 1992; Vice President and Trustee of Oxford Cash Management Fund, 1983-1989; Vice President of Trinity Liquid Assets Trust, 1983-1985; President and Director of Ted Mason Venture Associates, Inc., a venture capital consulting firm, 1972-1980; Advisor to the Commander, U.S. Maritime Defense Zone Atlantic, 1984-1988; National Vice President, Surface/Subsurface, Naval Reserve Association, 1985-1987; National Vice President, Budget and Finance, for the same Association, 1983-1985; Commanding Officer of four Naval Reserve Units, 1974-1985; Captain, USNR, 1978-1988.

Anne J. Mills, 60, Trustee, 167 Glengarry Place, Castle Pines
Village, Castle Rock, Colorado 80104

Vice President for Business Affairs of Ottawa University since 1992; Director of Customer Fulfillment, U.S. Marketing and Services Group, IBM Corporation, 1990-1991; Director of Business Requirements of that Group, 1988-1990; Director of Phase Management of that Group, 1985-1988; Budget Review Officer of the American Baptist Churches/USA, 1994-1997; Director of the American Baptist Foundation 1985-1986 and since 1998; Trustee of Brown University; Trustee of Tax-Free Trust of Arizona since 1986, of Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado and Capital Cash Management Trust since 1987 and of Tax-Free Fund For Utah since 1994.

William J. Nightingale, 69, Trustee, 1266 East Main Street,
Stamford Connecticut 06902

Chairman and founder (1975) and Senior Advisor since 1995 of Nightingale & Associates, L.L.C., a general management consulting firm focusing on interim management, divestitures, turnaround of troubled companies, corporate restructuring and financial advisory services; President, Chief Executive Officer and Director of Bali Company, Inc., a manufacturer of women's apparel, which became a subsidiary of Hanes Corporation, 1970-1975; prior to that, Vice President and Chief Financial Officer of Hanes Corporation after being Vice President-Corporate Development and Planning of that company, 1968-1970; formerly Senior Associate of Booz, Allen & Hamilton, management consultants, after having been Marketing Manager with General Mills, Inc.; Trustee of Narragansett Insured Tax-Free Income Fund since 1992 and of Churchill Tax-Free Fund of Kentucky since 1993; Director of Kasper A.S.L. Ltd.; Ring's End, Inc; Furr's/Bishop's Inc.

James R. Ramsey, 50, Trustee, Campus Box 1000, 300 S.
Bldg.,University of North Carolina, Chapel Hill, North Carolina
27599

Vice Chancellor for Finance and Administration, North Carolina, Chapel Hill; Trustee of Churchill Tax-Free Fund of Kentucky since 1987. Previously Vice President for Finance and Administration at Western Kentucky University; State Budget Director for the Commonwealth of Kentucky; Chief State Economist and Executive Director for the Office of Financial Management and Economic Analysis for the Commonwealth of Kentucky; Adjunct Professor at the University of Kentucky, Associate Professor at Loyola University-New Orleans and Assistant Professor at Middle Tennessee State University; served on numerous civic and corporate boards; consultant to the Federal, State, Local government and to private business.

Charles E. Childs, III, 41, Vice President, 380 Madison Avenue,
New  York, New York 10017

Senior Vice President - Corporate development since 1998, formerly Vice President - Administration, Assistant Vice President and Associate of the Manager since 1987; Senior Vice President, Vice President or Assistant Vice President of the Money-Market Funds since 1988; Northeastern University, 1986-1987 (M.B.A., 1987); Financial Analyst, Unisys Corporation, 1986; Associate Analyst at National Economic Research Associates, Inc.
(NERA), a micro-economic consulting firm, 1979-1985.

John M. Herndon, 59, Assistant Secretary, Vice President, 380
Madison Avenue, New York, New York 10017

Assistant Secretary of the Aquila Money-Market, Bond and Equity Funds since 1995 and Vice President of the Aquila Money-Market Funds since 1990; Vice President of the Manager since 1990; Investment Services Consultant and Bank Services Executive of Wright Investors' Service, a registered investment adviser, 1983-1989; Member of the American Finance Association, the Western Finance Association and the Society of Quantitative Analysts.

Jerry G. McGrew, 54, Vice President, 5331 Fayette Street,
Houston, TX 77056

President of Aquila Distributors, Inc. since 1998, Registered Principal since 1993, Senior Vice President, 1997-1998 and Vice President, 1993-1997; Senior Vice President of Aquila Rocky Mountain Equity Fund since 1996; Senior Vice President of Churchill Tax-Free Fund of Kentucky since 1994, and of Tax-Free Fund of Colorado and Tax-Free Fund For Utah since 1997; Registered Representative of J.J.B. Hilliard, W.L. Lyons Inc., 1983-1987; Account Manager with IBM Corporation, 1967-1981; Gubernatorial appointee, Kentucky Financial Institutions Board, 1993-1997; Chairman, Total Quality Management for Small Business, 1990-1994; President of Elizabethtown/Hardin County, Kentucky, Chamber of Commerce, 1989-1991; President of Elizabethtown Country Club, 1983-1985; Director-at Large, Houston Alliance for the Mentally Ill (AMI), since 1998.

Rose F. Marotta, 74, Chief Financial Officer, 380 Madison Avenue,
New York, New York 10017

Chief Financial Officer of the Aquila Money-Market, Bond and Equity Funds since 1991 and Treasurer, 1981-1991; formerly Treasurer of the predecessor of CCMT; Treasurer and Director of STCM Management Company, Inc., since 1974; Treasurer of Trinity Liquid Assets Trust, 1982-1986 and of Oxford Cash Management Fund, 1982-1988; Treasurer of InCap Management Corporation since 1982, of the Manager since 1984 and of the Distributor since 1985.

Richard F. West, 63, Treasurer, 380 Madison Avenue, New York, New
York 10017

Treasurer of the Aquila Money-Market, Bond and Equity Funds and of Aquila Distributors, Inc. since 1992; Associate Director of Furman Selz Incorporated, 1991-1992; Vice President of Scudder, Stevens & Clark, Inc. and Treasurer of Scudder Institutional Funds, 1989-1991; Vice President of Lazard Freres Institutional Funds Group, Treasurer of Lazard Freres Group of Investment Companies and HT Insight Funds, Inc., 1986-1988; Vice President of Lehman Management Co., Inc. and Assistant Treasurer of Lehman Money Market Funds, 1981-1985; Controller of Seligman Group of Investment Companies, 1960-1980.

Edward M. W. Hines, 59, Secretary, 551 Fifth Avenue, New York,
New  York 10176

Partner of Hollyer Brady Smith Troxell Barrett Rockett Hines & Mone LLP, attorneys, since 1989 and counsel, 1987-1989; Secretary of the Aquila Money-Market, Bond and Equity Funds since 1982; Secretary of Trinity Liquid Assets Trust, 1982-1985 and Trustee of that Trust, 1985-1986; Secretary of Oxford Cash Management Fund, 1982-1988.


Compensation of Trustees

     The Trust does not pay fees to Trustees affiliated with the Administrator or to any of the Trust's officers. During the fiscal year ended September 30, 1998, the Trust paid $52,093 in fees and reimbursement of expenses to its other Trustees. The Trust is one of the 14 funds in the Aquilasm Group of Funds, which consist of tax-free municipal bond funds, money market funds and equity funds. The following table lists the compensation of all Trustees who received compensation from the Trust and the compensation they received during the Trust's fiscal year from other funds in the Aquilasm Group of Funds. None of such Trustees has any pension or retirement benefits from the Trust or any of the other funds in the Aquila group.


                                   Compensation        Number of
                                   from all            boards which
               Compensation        funds in the        the Trustee
Name           from the Trust      Aquila Group        now serves

Thomas A.         $5.933            $14,051             2
Christopher

Douglas Dean      $4,623            $13,461             2

Carroll
Knicely           $4,762            $11,260             2

Theodore T.       $6,082            $54,718             8
Mason

Anne J.           $5,380            $33,649             6
Mills

William J.        $5,660            $14,185             3
Nightingale

James R.          $5,410            $12,461             2
Ramsey




                     Ownership of Securities

     Of the shares of the Trust outstanding on November 23, 1998, a nominee of Bank One Trust Co. Strafe & Co., 1111 Polaris Parkway, Columbus, OH held of record 112,950,351 shares (99.9%). The Trust's management is not aware of any person, other than those named above, who beneficially owned 5% or more of its outstanding shares on such date. On the basis of information received from the record owner, the Trust's management believes
(i) that all of the shares indicated are held for the benefit of custodial or trust clients; and (ii) that all of such shares could be considered as "beneficially" owned by the named shareholders in that they possessed shared voting and/or investment powers as to such shares.

             Investment Advisory and Other Services

Description of the Investment Advisory and Administration
Agreement

     The Investment Advisory and Administration Agreement provides that subject to the direction and control of the Board of Trustees of the Trust, the Manager shall:

     (i) supervise continuously the investment program of the Trust and the composition of its portfolio;

     (ii) determine what securities shall be purchased or sold by the Trust;

     (iii) arrange for the purchase and the sale of securities held in the portfolio of the Trust; and

     (iv) at its expense provide for pricing of the Trust's portfolio daily using a pricing service or other source of pricing information satisfactory to the Trust and, unless otherwise directed by the Board of Trustees, provide for pricing of the Trust's portfolio at least quarterly using another such source satisfactory to the Trust.

     The Agreement provides that, subject to the termination provisions described below, the Manager may at its own expense delegate to a qualified organization ("Sub-Adviser"), affiliated or not affiliated with the Manager, any or all of the above duties. Any such delegation of the duties set forth in (i), (ii) or (iii) above shall be by a written agreement (the "Sub-Advisory Agreement") approved as provided in Section 15 of the Investment Company Act of 1940. The Manager has delegated all of such functions to BOIAC under the Sub-Advisory Agreement.

     The Investment Advisory and Administration Agreement provides that subject to the direction and control of the Board of Trustees of the Trust, the Manager shall provide all administrative services to the Trust other than those relating to its investment portfolio which have been delegated to a Sub-Adviser of the Trust under a Sub-Advisory Agreement; as part of such administrative duties, the Manager shall:

     (i) provide office space, personnel, facilities and equipment for the performance of the following functions and for the maintenance of the headquarters of the Trust;

     (ii) oversee all relationships between the Trust and any sub-adviser, transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for the effective operation of the Trust and for the sale, servicing or redemption of the Trust's shares;

     (iii) either keep the accounting records of the Trust, including the computation of net asset value per share and the dividends (provided that if there is a Sub-Adviser, daily pricing of the Trust's portfolio shall be the responsibility of the Sub-Adviser under the Sub-Advisory Agreement) or, at its expense and responsibility, delegate such duties in whole or in part to a company satisfactory to the Trust;

     (iv) maintain the Trust's books and records, and prepare (or assist counsel and auditors in the preparation of) all required proxy statements, reports to the Trust's shareholders and Trustees, reports to and other filings with the Securities and Exchange Commission and any other governmental agencies, and tax returns, and oversee the insurance relationships of the Trust;

     (v) prepare, on behalf of the Trust and at the Trust's expense, such applications and reports as may be necessary to register or maintain the registration of the Trust and/or its shares under the securities or "Blue-Sky" laws of all such jurisdictions as may be required from time to time;

     (vi) respond to any inquiries or other communications of shareholders of the Trust and broker-dealers, or if any such inquiry or communication is more properly to be responded to by the Trust's shareholder servicing and transfer agent or distributor, oversee such shareholder servicing and transfer agent's or distributor's response thereto.

     The Agreement contains provisions relating to compliance of the investment program, responsibility of the Manager for any investment program managed by it, allocation of brokerage, and responsibility for errors that are substantially the same as the corresponding provisions in the Sub-Advisory Agreement.

     The Agreement provides that the Manager shall, at its own expense, provide office space, facilities, equipment, and personnel for the performance of its functions thereunder and shall pay all compensation of Trustees, officers, and employees of the Trust who are affiliated persons of the Manager.

     The Trust shall bear the costs of preparing and setting in type its prospectuses, statements of additional information and reports to its shareholders, and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. All costs and expenses not expressly assumed by the Manager under the agreement or otherwise by the Manager, administrator or principal underwriter or by any Sub-Adviser shall be paid by the Trust, including, but not limited to (i) interest and taxes; (ii) brokerage commissions;
(iii) insurance premiums; (iv) compensation and expenses of its Trustees other than those affiliated with the Manager or such sub-adviser, administrator or principal underwriter; (v) legal and audit expenses; (vi) custodian and transfer agent, or shareholder servicing agent, fees and expenses; (vii) expenses incident to the issuance of its shares (including issuance on the payment of, or reinvestment of, dividends); (viii) fees and expenses incident to the registration under Federal or State securities laws of the Trust or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Trust; (x) all other expenses incidental to holding meetings of the Trust's shareholders; and
(xi) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations for which the Trust may have to indemnify its officers and Trustees.

     Under the Advisory and Administration Agreement, the Trust will pay to Aquila a fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate of 0.50 of 1% of such net asset value.

     The Agreement provides that the Sub-Advisory Agreement may provide for its termination by the Manager upon reasonable notice, provided, however, that the Manager agrees not to terminate the Sub-Advisory Agreement except in accordance with such authorization and direction of the Board of Trustees, if any, as may be in effect from time to time.

     The Agreement provides that it will, unless terminated as hereinafter provided, continue in effect until the April 30 next preceding the first anniversary of the effective date of the Advisory Agreement, and from year to year thereafter, but only so long as such continuance is specifically approved at least annually (1) by a vote of the Trust's Board of Trustees, including a vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, with votes cast in person at a meeting called for the purpose of voting on such approval, or (2) by a vote of the holders of a "majority" (as so defined) of the outstanding voting securities of the Trust and by such a vote of the Trustees.

     The Agreement provides that it may be terminated by the Manager at any time without penalty upon giving the Trust sixty days' written notice (which notice may be waived by the Trust) and may be terminated by the Trust at any time without penalty upon giving the Manager sixty days' written notice (which notice may be waived by the Manager), provided that such termination by the Trust shall be directed or approved by a vote of a majority of its Trustees in office at the time or by a vote of the holders of a majority (as defined in the 1940 Act) of the voting securities of the Trust outstanding and entitled to vote. The specific portions of the Agreement which relate to providing investment advisory services will automatically terminate in the event of the assignment (as defined in the 1940 Act) of the Agreement, but all other provisions relating to providing services other than investment advisory services will not terminate, provided however, that upon such an assignment the annual fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day shall be reduced to the annual rate of 0.17 of 1% of such net asset value.

Description of the Sub-Advisory Agreement

     The Sub-Advisory Agreement provides in general that subject to the direction and control of the Manager and the Board of Trustees of the Trust, the Sub-Adviser shall:

     (i) supervise continuously the investment program of the Trust and the composition of its portfolio;

     (ii) determine what securities shall be purchased or sold by the Trust;

     (iii) arrange for the purchase and the sale of securities held in the portfolio of the Trust;

     (iv) at its expense provide for pricing of the Trust's portfolio daily using a pricing service or other source of pricing information satisfactory to the Trust and, unless otherwise directed by the Board of Trustees, provide for pricing of the Trust's portfolio at least quarterly using another such source satisfactory to the Trust; and

     (v) consult with the Manager in connection with its duties thereunder.

     The Sub-Advisory Agreement provides that any investment program furnished by the Sub-Adviser shall at all times conform to, and be in accordance with, any requirements imposed by: (1) the Investment Company Act of 1940 (the "Act") and any rules or regulations in force thereunder; (2) any other applicable laws, rules and regulations; (3) the Declaration of Trust and By-Laws of the Trust as amended from time to time; (4) any policies and determinations of the Board of Trustees of the Trust; and (5) the fundamental policies of the Trust, as reflected in its registration statement under the Act or as amended by the shareholders of the Trust.

     The Sub-Advisory Agreement provides that the Sub-Adviser shall give to the Manager and to the Trust the benefit of its best judgment and effort in rendering services thereunder, but the Sub-Adviser shall not be liable for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon (i) its own investigation and research or (ii) investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith by the Sub-Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser will not be liable for any error in judgment or for any loss suffered by the Trust or its security holders in connection with the matters to which the Agreement relates, except a loss resulting from wilful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

     The Sub-Advisory Agreement provides that nothing in it shall prevent the Sub-Adviser or any affiliated person (as defined in the Act) of the Sub-Adviser from acting as investment adviser or manager for any other person, firm or corporation and shall not in any way limit or restrict the Sub-Adviser or any such affiliated person from buying, selling or trading any securities for its own or their own accounts or for the accounts of others for whom it or they may be acting, provided, however, that the Sub-Adviser expressly represents that, while acting as Sub-Adviser, it will undertake no activities which, in its judgment, will adversely affect the performance of its obligations to the Trust under the Agreement. It is agreed that the Sub-Adviser shall have no responsibility or liability for the accuracy or completeness of the Trust's Registration Statement under the Act and the Securities Act of 1933, except for information supplied by the Sub-Adviser for inclusion therein. The Sub-Adviser shall promptly inform the Trust as to any information concerning the Sub-Adviser appropriate for inclusion in such Registration Statement, or as to any transaction or proposed transaction which might result in an assignment (as defined in the Act) of the Agreement. To the extent that the Manager is indemnified under the Trust's Declaration of Trust with respect to the services provided under the Agreement by the Sub-Adviser, the Manager agrees to provide the Sub-Adviser the benefits of such indemnification.

     The Sub-Advisory Agreement provides that in connection with its duties to arrange for the purchase and sale of the Trust's portfolio securities, the Sub-Adviser shall select such broker-dealers ("dealers") as shall, in the Sub-Adviser's judgment, implement the policy of the Trust to achieve "best execution," i.e., prompt, efficient, and reliable execution of orders at the most favorable net price. The Sub-Adviser shall cause the Trust to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Sub-Adviser determines that better price or execution may be obtained by paying such commissions; the Trust expects that most transactions will be principal transactions at net prices and that the Trust will incur little or no brokerage costs. The Trust understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Sub-Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Sub-Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Sub-Adviser's overall responsibilities. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Sub-Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Trust. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic, or institutional activities. The Trust recognizes that no dollar value can be placed on such research services or on execution services and that such research services may or may not be useful to the Trust and may be used for the benefit of the Sub-Adviser or its other clients.

     The Sub-Advisory Agreement provides that the Sub-Adviser agrees to maintain, and to preserve for the periods prescribed, such books and records with respect to the portfolio transactions of the Trust as are required by applicable law and regulation, and agrees that all records which it maintains for the Trust on behalf of the Manager shall be the property of the Trust and shall be surrendered promptly to the Trust or the Manager upon request. The Sub-Adviser agrees to furnish to the Manager and to the Board of Trustees of the Trust such periodic and special reports as each may reasonably request.

     The Sub-Advisory Agreement provides that the Sub-Adviser shall bear all of the expenses it incurs in fulfilling its obligations under the Agreement. In particular, but without limiting the generality of the foregoing: the Sub-Adviser shall furnish the Trust, at the Sub-Adviser's expense, all office space, facilities, equipment and clerical personnel necessary for carrying out its duties under the Agreement. The Sub-Adviser shall supply, or cause to be supplied, to any investment adviser, administrator or principal underwriter of the Trust all necessary financial information in connection with such adviser's, administrator's or principal underwriter's duties under any agreement between such adviser, administrator or principal underwriter and the Trust. The Sub-Adviser will also pay all compensation of the Trust's officers, employees, and Trustees, if any, who are affiliated persons of the Sub-Adviser.

     The Sub-Advisory Agreement provides that the Manager agrees to pay the Sub-Adviser, and the Sub-Adviser agrees to accept as full compensation for all services rendered by the Sub-Adviser as such, a management fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate of 0.33 of 1% of such net asset value.

     The Sub-Advisory Agreement provides that it shall, unless terminated as thereinafter provided, continue in effect until the April 30 next preceding the first anniversary of the effective date of the Agreement, and from year to year thereafter, but only so long as such continuance is specifically approved at least annually (1) by a vote of the Trust's Board of Trustees, including a vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the Act) of any such party, with votes cast in person at a meeting called for the purpose of voting on such approval, or (2) by a vote of the holders of a "majority" (as so defined) of the outstanding voting securities of the Trust and by such a vote of the Trustees.

     The Sub-Advisory Agreement provides that it may be terminated by the Sub-Adviser at any time without penalty upon giving the Manager and the Trust sixty days' written notice (which notice may be waived). It may be terminated by the Manager or the Trust at any time without penalty upon giving the Sub-Adviser sixty days' written notice (which notice may be waived by the Sub-Adviser), provided that such termination by the Trust shall be directed or approved by a vote of a majority of its Trustees in office at the time or by a vote of the holders of a majority (as defined in the Act) of the voting securities of the Trust outstanding and entitled to vote. The Sub-Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act) or the termination of the Advisory and Administration Agreement.

Glass-Steagall Act

     The Sub-Adviser has advised the Trust that it is subject to the Glass-Steagall Act. The Glass-Steagall Act, among other things, prohibits, with certain exceptions, banks and bank holding companies from engaging in the business of issuing, underwriting, selling or distributing securities and from affiliating with companies engaged in those activities. In April 1971, the United States Supreme Court held, in Investment Company Institute v. Camp, that certain provisions of the Glass-Steagall Act applicable to both national and Federal Reserve member banks prohibit any such bank from operating a collective investment fund. The fund which was the subject of litigation was registered as an open-end investment company, and participations in the fund were offered on a continuous basis directly by the bank. Subsequent to that decision, the Board of Governors of the Federal Reserve System amended its Regulation Y to forbid a bank holding company or subsidiary thereof from organizing, sponsoring or controlling a registered open-end investment company continuously engaged in distributing its shares but to permit a non-banking subsidiary of a bank holding company to serve as investment adviser to a registered investment company, subject to a number of terms and conditions. The validity of this amendment to Regulation Y, as it relates to closed-end investment companies, was upheld by the Supreme Court in February, 1981 in Board of Governors v. Investment Company Institute. In addition, the Comptroller of the Currency has taken the position that a national bank having fiduciary powers may act as investment advisor to an open-end investment company. In the view of the Sub-Adviser, it is permitted under current Federal banking laws to perform the services for the Trust required by the current advisory agreement and the proposed sub-advisory agreement. However, future changes in federal or state statutes and regulations relating to the permissible activities of banks and bank holding companies, including their bank and non-bank subsidiaries, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, might at some future time prevent it from continuing to serve in those capacities.

     In the event the Sub-Adviser is prohibited from acting as the Trust's investment sub-adviser, it is probable that the Trust's Manager or the Trustees would recommend to the shareholders the selection of another qualified sub-adviser.

     The Sub-Adviser believes that it must comply with the position of the Comptroller of the Currency referred to above and, because not legally applicable to a national bank acting as an investment adviser, need not comply with the provisions of Regulation Y (and the interpretations thereof) of the Board of Governors of the Federal Reserve System that specify the terms on which a non-banking subsidiary of a bank holding company may serve as investment adviser to an open-end investment company.

     Among the restrictions imposed by the Comptroller of the Currency are that the Sub-Adviser may not be involved in the promotion or distribution of shares of the Trust and that Trust accounts administered by the Sub-Adviser may not purchase shares of the Trust unless lawfully authorized by the instrument creating the relationship or by court order or by local law. Under Kentucky law, if the portfolios of that investment company or investment trust consist of investments permitted by the applicable fiduciary instrument, the Sub-Adviser, in its capacity as a fiduciary, may purchase shares of the Trust. Collective investment funds operated by the Sub-Adviser may not purchase shares of the Trust.

     For the fiscal year ended September 30, 1998, the Trust incurred fees for advisory and administration services of $615,322, of which $36,786 was waived. During the fiscal year ended September 30, 1998, the Sub-Adviser made payments to the Manager of $48,000. For the fiscal year ended September 30, 1997, the fees payable to the Sub-Adviser under a former advisory agreement were $417,092 of which $54,585 was voluntarily waived. During the same period, fees payable to the Manager under a former administration agreement were $213,571 of which $27,571 was voluntarily waived. For the fiscal year ended September 30, 1996, the fees payable to the Sub-Adviser under the former advisory agreement were $521,359 of which $77,712 was voluntarily waived. During the same period, fees payable to the Manager under the former administration agreement were $267,924 of which $39,771 was voluntarily waived.

Transfer Agent, Custodian and Auditors

     The Trust's Shareholder Servicing Agent (transfer agent) is
PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

     The Trust's Custodian is Bank One Trust Company N.A., 100 East Broad Street, Columbus, Ohio 43271; it receives, holds and delivers the Trust's portfolio securities (including physical securities, book-entry securities, and securities in depositories) and money, performs related accounting functions and issues reports to the Trust. The Trust pays the Custodian (1) an asset-based annual fee, with a minimum asset-based annual fee, and (2) a fee for each portfolio purchase transaction of the Trust. The rates of these fees have been reviewed by the Board of Trustees of the Trust and are believed to be comparable to those available from other organizations providing such services. The Custodian is an affiliate of the Adviser.

     The Trust's auditors, KPMG LLP, 345 Park Avenue, New York,
New York 10154 perform an annual audit of the Trust's financial statements.

            Brokerage Allocation and Other Practices

     During the fiscal years ended September 30, 1998, 1997 and 1996, all of the Trust's transactions were principal transactions and no brokerage commissions were paid. Brokerage allocation and other practices relating to brokerage are set forth in the description of the Sub-Advisory Agreement, above.

Limitation of Redemptions in Kind

     The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Trust during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Trust will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.


                          Capital Stock

     The Trust has one class of shares. Each share represents an equal proportionate interest in the Trust with each other share. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders. Shares are fully paid and nonassessable, except as set forth in the following paragraph; holders of shares have no pre-emptive or conversion rights. Voting rights of shareholders cannot be modified other than by shareholder vote.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust such as the Trust, may, under certain circumstances, be held personally liable as partners for the obligations of the trust. For shareholder protection, however, an express disclaimer of shareholder liability for acts or obligations of the Trust is contained in the Declaration of Trust, which requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Trust itself would be unable to meet its obligations. In the event the Trust had two or more Series, and if any such Series were to be unable to meet the obligations attributable to it (which, as is the case with the Trust, is relatively remote), the other Series would be subject to such obligations, with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

     The Declaration of Trust further indemnifies the Trustees of the Trust and provides that they will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

           Purchase, Redemption, and Pricing of Shares

Amortized Cost Valuation

     The Trust operates under Rule 2a-7 (the "Rule") of the Securities and Exchange Commission which permits it to value its portfolio on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

     While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Trust's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would apply in a period of rising interest rates.

     Under the Rule, the Trust's Board of Trustees must establish, and has established, procedures (the "Procedures") designed to stabilize at $1.00, to the extent reasonably possible, the Trust's price per share as computed for the purpose of sales and redemptions. Such procedures must include review of the Trust's portfolio holdings by the Board of Trustees at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Trust's net asset value calculated by using available market quotations deviates from the per share value based on amortized cost. "Available market quotations" may include actual market quotations (valued at the mean between bid and asked prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

     Under the Rule, if the extent of any deviation between the net asset value per share based upon "available market quotations" (see above) and the net asset value per share based on amortized cost exceeds $0.005, the Board of Trustees must promptly consider what action, if any, will be initiated. When the Board of Trustees believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations. The Procedures include changes in the dividends payable by the Trust under specified conditions, as described below under "Computation of Daily Dividends." This portion of the Procedures provides that actions that the Trustees would consider under certain circumstances can be taken automatically.

Computation of Daily Dividends

     Under the Procedures which the Trust's Board of Trustees has adopted relating to amortized cost valuation, the calculation of the Trust's daily dividends will change under certain circumstances from that indicated in the Prospectus. If on any day the deviation between net asset value determined on an amortized cost basis and that determined using market quotations is $0.003 or more, the amount of such deviation will be added to or subtracted from the daily dividend to the extent necessary to reduce such deviation to within $0.003.

     If on any day there is insufficient net income to absorb any such reduction, the Board of Trustees would be required under the Rule to consider taking other action if the deviation, after eliminating the dividend for that day, exceeds $0.005. One of the actions which the Board of Trustees might take could be the elimination or reduction of dividends for more than one day.

Automatic Withdrawal Plan

     If you own or purchase shares of the Trust having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. Stock certificates will not be issued for shares held under an Automatic Withdrawal Plan. All dividends must be reinvested.

     Shares will be redeemed on the last business day of the month as may be necessary to meet withdrawal payments. Shares acquired with reinvested dividends will be redeemed first to provide such withdrawal payments and thereafter other shares will be redeemed to the extent necessary, and, depending upon the amount withdrawn, your principal may be depleted.

     Redemption of shares for withdrawal purposes may reduce or even liquidate the account. Monthly or quarterly payments paid to shareholders may not be considered as a yield or income on investment.

Exchange Privilege

     There is an exchange privilege as set forth below among this Trust and certain tax-free municipal bond funds and equity funds (the "Bond or Equity Funds") and certain money market funds (together with the Trust, the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Manager or Administrator and Distributor as the Trust. All exchanges are subject to certain conditions described below. As of the date of the Prospectus, the Aquila Bond or Equity Funds are Aquila Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Aquila Money-Market Funds are this Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Government Securities Cash Assets Trust (Original Shares) and Capital Cash Management Trust.

     The Aquila Bond and Equity Funds offer Classes of Shares:
Class A Shares ("Front-Payment Shares") and Class C Shares ("Level-Payment Shares") which can be purchased by anyone and Class Y Shares ("Institutional Class Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Some Funds also offer Class I Shares ("Financial Intermediary Class Shares"). The Exchange Privilege has different provisions for exchanges for each class.

     Generally, you can exchange shares of a given class of a Bond or Equity Fund including the Trust for shares of the same class of any other Bond or Equity Fund, or for shares of any Money-Market Fund, without the payment of a sales charge or any other fee, and there is no limit on the number of exchanges you can make from fund to fund. However, the following important information should be noted:

     (1) Originally Purchased Money-Market Fund Shares. Shares of a Money-Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money-Market Fund shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money-Market Fund shares. If the shares received in exchange are shares that would be subject to a CDSC if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money-Market Fund shares.

     (2) CDSCs Upon Redemptions of Shares Acquired Through Exchanges. If you exchange shares subject to a CDSC, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired.

     If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless of the exchanges that have taken place since the original purchase.

     (3) Extension of Holding Periods by Owning Money-Market Funds. Any period of 30 days or more during which Money-Market Fund shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.

     The Trust, as well as the other Money-Market Funds and Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Trust may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange are at least equal to the minimum investment requirements of the investment company whose shares are being acquired.

     To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares as described above, in which case the exchange price of shares of the Bond or Equity Fund will be its public offering price).

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period; no representation is made as to the deductibility of any such loss should such occur.

     Dividends paid by the Money-Market Funds are taxable, except to the extent that dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free money-market fund) are exempt from regular Federal income tax, and to the extent that dividends paid by Pacific Capital U.S. Government Securities Cash Assets Trust (which invests in U.S. Government obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a bond fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond or equity fund or a tax-free money-market fund under the exchange privilege arrangement.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

 Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under Rule 12b-1. The Plan is designed to protect against any claim involving the Trust that the administration fee and some of the expenses which the Trust pays or may pay come within the purview of Rule 12b-1. The Trust believes it is not financing any such activity and does not consider such fee or any payment enumerated in the Plan as so financing any such activity. However, it might be claimed that such fee and some of the expenses the Trust pays come within the purview of Rule 12b-1. If and to the extent that any payments (including fees) specifically listed in the Plan are considered to be primarily intended to result in or are indirect financing of any activity which is primarily intended to result in the sale of Trust shares, these payments are authorized under the Plan.

     As used in the Plan, "Qualified Recipients" means (i) any principal underwriter or underwriters of the Trust (other than a principal underwriter which is an affiliated person, or an affiliated person of an affiliated person, of the Manager) and
(ii) broker-dealers or others selected by Aquila Management Corporation (the "Manager") with which it has entered into written agreements ("Related Agreements") contemplated by Rule 12b-1 and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of the Trust's shares or servicing shareholder accounts. "Qualified Holdings" means, as to any Qualified Recipient, all Trust shares beneficially owned by such Qualified Recipient or by one or more of customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Qualified Recipient was, in the sole judgment of the Manager, instrumental in the purchase and/or retention of such Trust shares and/or in providing administrative assistance in relation thereto.

     The Plan permits the Manager to make payments ("Permitted Payments") to Qualified Recipients. These Permitted Payments are made by the Manager and are not reimbursed by the Trust to the Manager. Permitted Payments may not exceed, for any fiscal year of the Trust (pro-rated for any fiscal year which is not a full fiscal year), 0.10 of 1% of the average annual net assets of the Trust. The Manager shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) to determine the amount of Permitted Payments, if any, to each Qualified Recipient, provided that the total Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Manager is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient.

     The Plan recognizes that, in view of the Permitted Payments and bearing by the Manager of certain distribution expenses, the profits, if any, of the Manager are dependent primarily on the administration fees paid by the Trust to the Manager and that its profits, if any, would be less, or losses, if any, would be increased due to such Permitted Payments and the bearing by it of such expenses. If and to the extent that any such administration fees paid by the Trust might, in view of the foregoing, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by the Trust, the payment of such fees is authorized by the Plan.

     The Plan does not contain any limit as to the source of the assets which the Manager may use to make Permitted Payments under the Plan and therefore it may use any of its assets for such purpose, whether or not such assets are derived from the Administration fee.

     The Plan also states that if and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of" shares issued by the Trust within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Trust or other funds or other investments; (ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders; (iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Trust's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Trust and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Trust's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors. The Plan states that whenever the Manager bears the costs, not borne by the Trust's Distributor, of printing and distributing all copies of the Trust's prospectuses, statements of additional information and reports to shareholders which are not sent to the Trust's shareholders, or the costs of supplemental sales literature and advertising, such payments are authorized.

     The Plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

     The Plan states that while it is in effect, the Trust's Manager shall report at least quarterly to the Trust's Trustees in writing for its review on the following matters: (i) all Permitted Payments made to Qualified Recipients, the identity of the Qualified Recipient of each Payment and the purpose for which the amounts were expended; (ii) all costs of each item specified in the second preceding paragraph (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter; and (iii) all fees of the Trust to the Manager paid or accrued during such quarter.

     The Plan defines as the Trust's Independent Trustees those Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The Plan, unless terminated as hereinafter provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Trust's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Trust. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of the Plan.

     The Plan states that in the case of a Qualified Recipient which is a principal underwriter of the Trust the Related Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Qualified Recipients which are not principal underwriters of the Trust, the Related Agreements with them shall be approved in accordance with, and contain the provisions required by, Rule 12b-1.

     Under Rule 12b-1, all Related Agreements must be in writing and must contain specified adoption and continuance requirements, including a requirement that they terminate automatically on their "assignment," as that term is defined in the 1940 Act. The other adoption and continuance requirements as to Related Agreements are the same as those described above as to the Plan itself except that: (i) no shareholder action is required for the approval of Related Agreements, and (ii) termination by Trustee or shareholder action as there described may be on not more than 60 days' written notice.

     During the Trust's fiscal years ended September 30, 1998,
1997 and 1996, no Qualified Payments were made by the Manager to Qualified Recipients.

     The formula under which the payments described above may be made under the Plan by the Manager was arrived at by considering a number of factors. One of such factors is that such payments are designed to provide incentives for Qualified Recipients (i) in the case of Qualified Recipients which are principal underwriters, to act as such and (ii) in the case of all Qualified Recipients, to devote substantial time, persons and effort to the sale of the shares of the Trust. Another factor is that such payments by the Manager to Qualified Recipients provide the only incentive for Qualified Recipients to do so since there is no sales charge on the sale of the Trust's shares. Another factor is that the Trust is one of a group of funds having certain common characteristics. Each such fund (i) is a money market fund; and (ii) has as its investment adviser a banking institution or an affiliate which invests assets over which it has investment authority in money market funds advised by other banking institutions or affiliates. The marketing of the Trust's shares may be facilitated since each such institution can, due to these common characteristics, be fully and currently informed as to the quality of the investments of and other aspects of the operations of each of the other funds and if such an investment is otherwise appropriate, can, although not required to do so, invest assets over which it has investment authority in one or more of the other funds.

                      Taxation of the Trust

     The Trust qualified during its last fiscal year as a "regulated investment company" under the Code, and intends to continue to so qualify. If it does so qualify, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions.

                           Underwriter

     Aquila Distributors, Inc. acts as the Trust's principal underwriter in the continuous public offering of the Trust's shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

(1)            (2)            (3)            (4)            (5)

Name of      Net Under-     Compensation    Brokerage    Other
Principal    writing      on Redemptions    Commissions  Compen-
Underwriter  Discounts      and                          sation
             and            Repurchases
             Commissions

Aquila       None             None            None      None
Distributors
Inc.

                           Performance

     From time to time, the Trust may advertise its "current yield" and its "effective yield" (also referred to as "effective compound yield"). Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of a Trust refers to the net income generated by an investment in that Trust over a stated seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Trust may also advertise or quote its effective yield, which is calculated similarly, but, when annualized, the income earned by an investment in the Trust is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     In addition, the Trust may also compare its performance to other income-producing securities such as (i) money market funds;
(ii) various bank products, including both those that are insured (e.g., deposit obligations) and those that are not (e.g., investment instruments offered by affiliates of banks); and (iii) U.S. Treasury Bills or Notes. There are differences between these income-producing alternatives and the Trust other than their yields, some of which are summarized below.

     The yield of the Trust is not fixed and will fluctuate. In addition, your investment is not insured and its yield is not guaranteed. There can be no assurance that the Trust will be able to maintain a stable net asset value of $1.00 per share. Although the yields of bank money market deposit accounts and NOW accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty. Investment instruments, such as Repurchase Agreements and Commercial Paper, offered by affiliates of banks are not insured by the Federal Deposit Insurance Corporation. In comparing the yields of one money market fund to another, consideration should be given to each fund's investment policy, portfolio quality, portfolio maturity, type of instruments held and operating expenses.


                           APPENDIX A
     NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

     At the date of this Additional Statement there are six organizations considered as Nationally Recognized Statistical Rating Organizations ("NRSROs") for purposes of Rule 15c3-1 under the Securities Exchange Act of 1934. Their names, a brief summary of their respective rating systems, some of the factors considered by each of them in issuing ratings and their individual procedures are described below.

STANDARD AND POOR'S CORPORATION

     Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

     A-1: This highest category indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated
          A-1.

     An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

     1) Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations;

     2)   Nature of and provisions of the obligation; and

     3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The two highest categories are:

     AAA: Capacity to pay interest and repay principal is
          extremely strong.
     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a degree.

MOODY'S INVESTORS SERVICE

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

     Prime-1: Issuers rated P-1 have a superior ability for repayment of senior short-term debt obligations, evidenced by the following characteristics:

          * Leading market positions in well-established industries.
          *    High rates of return on funds employed.
          * Conservative capital structure with moderate reliance on debt and ample asset protection.
          * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          * Well-established access to a range of markets and assured sources of alternative liquidity.

     Prime-2: Issuers rated P-2 have a strong ability for repayment of senior short-term debt obligations, evidenced by the above-mentioned characteristics, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

DUFF & PHELPS, INC.

     The ratings apply to all obligations with maturities of under one year, including commercial paper, the unsecured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit and current maturities of long-term debt. The two highest categories are:

     D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small.

Long-term debt rated AAA represents the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA represents high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

IBCA

     In determining the creditworthiness of financial institutions, IBCA assigns ratings within the following categories: Legal, Individual, Short and Long Term. A legal rating deals solely with the question of whether an institution would receive support if it ran into difficulties and not whether it is "good" or "bad". An individual rating looks purely at the strength of a financial institution without receiving any support. Short and long-term ratings assess the borrowing capabilities and the capacity for timely repayment of debt obligations. A short-term rating relates to debt which has a maturity of less than one year, while a long-term rating applies to a instrument of longer duration. The legal ratings are:

     1: A bank for which there is a clear legal guarantee on the part of its home state to provide any necessary support or a bank of such importance both internationally and domestically that support from the state would be forthcoming, if necessary.

     2: A bank for which there is no legal obligation on the part of its sovereign entity to provide support but for which state support would be forthcoming, for example, because of its importance to the total economy or its historic relationship with the government.

The individual ratings are:

     A: A bank with a strong balance sheet, favorable credit profile and a consistent record of above average profitability.

     B: A bank with a sound credit profile and without significant problems. The bank's performance has generally been in line with or better than that of its peers.

     The short-term ratings are:

     A-1+: Obligations supported by the highest capacity for timely repayment.

     A-1: Obligations supported by a very strong capacity for timely repayment.

     A-2: Obligations supported by a very strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     The long-term ratings are:

     AAA: Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk.

     AA: Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not significantly.

Thomson BankWatch, Inc. (TBW)

     The TBW short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW's two highest short-term ratings are:

     TBW-1: Indicates a very high degree of likelihood that principal and interest will paid on a timely basis.

     TBW-2: While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     The TBW long-term rating specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. TBW's two highest long-term ratings are:

     AAA: Indicates ability to repay principal and interest on a timely basis is very strong.

     AA: Indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

Fitch Investors Service, Inc.

     The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

     F-1+: Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

     The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.